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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Para Advisors, Inc.
Address:   520 Madison Avenue
           New York, New York 10022

Form 13F File Number:  028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Ron Ray
Title:     Chief Financial Officer
Phone:     212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray                           New York, New York       February 14, 2005
---------------------------           ------------------       -----------------
[Signature]                           [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                0
                                                        -----------
Form 13F Information Table Entry Total:                          62
                                                        -----------
Form 13F Information Table Value Total:                    $382,635
                                                        -----------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           NONE

                                                            FORM 13F
                                                       Para Advisors, Inc.
                                                Quarter Ended December 31, 2004

                                                                                                             Voting Authority
                     Title                                                                             -----------------------------
                     of                   Value       Shares/      Sh/  Put/   Invstmt   Other
Name of Issuer       Class   CUSIP        (x$1000)    Prn Amt      Prn  Call   Dscretn   Managers      Sole         Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ABRAXAS              COM     003830106         390        167,895  SH          Sole                      167,895
PETROLEUM
CORP
------------------------------------------------------------------------------------------------------------------------------------
ALEXANDER &          COM     014482103       5,115        120,579  SH          Sole                      120,579
BALDWIN INC
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP          COM     020039103      15,053        256,175  SH          Sole                      256,175
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC     COM     02209S103       6,018         98,488  SH          Sole                       98,488
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN STD COS     COM     029712106       6,198        150,000  SH          Sole                      150,000
INC DEL              NEW
------------------------------------------------------------------------------------------------------------------------------------
AQUILA INC           COM     03840P102       9,373      2,540,035  SH          Sole                     2,540,035
------------------------------------------------------------------------------------------------------------------------------------
BRUSH ENGINEERED     COM     117421107       4,129        223,206  SH          Sole                      223,206
MATERIALS INC
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION          CL A    12686C109       1,245         50,000  SH          Sole                       50,000
SYS CORP             NY
                     CABLVS
------------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY      COM     16411R208       8,315        130,538  SH          Sole                      130,538
INC                  NEW
------------------------------------------------------------------------------------------------------------------------------------
COMPANIA DE          COM     204449300       1,577        140,333  SH          Sole                      140,333
TELECOMUN CHI        SPON
                     ADR
                     NEW
------------------------------------------------------------------------------------------------------------------------------------
CORINTHIAN           COM     218868107       2,846        151,002  SH          Sole                      151,002
COLLEGES INC
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL        COM     316326107      17,218        377,013  SH          Sole                      377,013
FINL INC
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN     CL B    35671D857       8,467        221,463  SH          Sole                      221,463
COPPER & GOLD
------------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMI-      COM     35687M107      15,225        854,371  SH          Sole                      854,371
CONDUCTOR INC        CL A
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS        COM     38141G104      17,241        165,716  SH          Sole                      165,716
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP         COM     401698105       9,089        126,059  SH          Sole                      126,059
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO       COM     406216101       7,694        196,078  SH          Sole                      196,078
------------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC          COM     441060100       4,720        140,886  SH          Sole                      140,886
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL        COM     460377104      14,086        347,285  SH          Sole                      347,285
STL GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC          MSCI    464286848       3,440        315,000  SH          Sole                      315,000
                     JAPAN
------------------------------------------------------------------------------------------------------------------------------------

                                                           FORM 13F
                                                       Para Advisors, Inc.
                                                Quarter Ended December 31, 2004

                                                                                                             Voting Authority
                     Title                                                                             -----------------------------
                     of                   Value       Shares/      Sh/  Put/   Invstmt   Other
Name of Issuer       Class   CUSIP        (x$1000)    Prn Amt      Prn  Call   Dscretn   Managers      Sole         Shared      None
------------------------------------------------------------------------------------------------------------------------------------
JEFFRIES GROUP       COM     472319102      10,119        251,226  SH          Sole                      251,226
INC NEW
------------------------------------------------------------------------------------------------------------------------------------
KEY ENERGY           COM     492914106       4,289        363,477  SH          Sole                      363,477
SVCS INC
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA        COM     530718105       4,698        427,871  SH          Sole                      427,871
CORP NEW             SER A
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMA-       CL B    53220K207       1,746        150,000  SH          Sole                      150,000
CEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------------
LYONDELL             COM     552078107       7,873        272,233  SH          Sole                      272,233
CHEMICAL CO
------------------------------------------------------------------------------------------------------------------------------------
MCI INC              COM     552691107       4,161        206,400  SH          Sole                      206,400
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC       COM     589331107       3,541        110,163  SH          Sole                      110,163
------------------------------------------------------------------------------------------------------------------------------------
MYLAN LABS INC       COM     628530107       3,739        211,486  SH          Sole                      211,486
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP            CL A    65248E104      14,506        777,384  SH          Sole                      777,384
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY           COM     629377508      14,129        391,941  SH          Sole                      391,941
INC                  NEW
------------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL          COM     62940M104       3,648         50,000  SH          Sole                       50,000
------------------------------------------------------------------------------------------------------------------------------------
ONEOK INC NEW        COM     682680103       9,663        340,020  SH          Sole                      340,020
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO             SPON-   71654V408       8,608        216,388  SH          Sole                      216,388
BRASILERIRO          SORED
SA PETRO             ADR
------------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE         COM     717265102      10,401        105,144  SH          Sole                      105,144
CORP
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT          COM     723787107       2,633         75,000  SH          Sole                       75,000
RES CO
------------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY       COM     75952B105       5,299        388,232  SH          Sole                      388,232
INC
------------------------------------------------------------------------------------------------------------------------------------
SAVIENT PHARMA-      COM     80517Q100       3,967      1,463,875  SH          Sole                     1,463,875
CEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC         COM     817315104       4,780         80,511  SH          Sole                       80,511
------------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC       COM     820280105       4,699        263,233  SH          Sole                      263,233
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN UN          COM     844030106       9,636        401,834  SH          Sole                      401,834
CO NEW
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BANCORP    COM     845905108       4,817        213,597  SH          Sole                      213,597
INC
------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP          COM     852061100       3,744        150,670  SH          Sole                      150,670
                     FON
------------------------------------------------------------------------------------------------------------------------------------
ST PAUL TRAVELERS    COM     792860108      15,233        410,920  SH          Sole                      410,920
INC
------------------------------------------------------------------------------------------------------------------------------------

                                                           FORM 13F
                                                       Para Advisors, Inc.
                                                Quarter Ended December 31, 2004

                                                                                                             Voting Authority
                     Title                                                                             -----------------------------
                     of                   Value       Shares/      Sh/  Put/   Invstmt   Other
Name of Issuer       Class   CUSIP        (x$1000)    Prn Amt      Prn  Call   Dscretn   Managers      Sole         Shared      None
------------------------------------------------------------------------------------------------------------------------------------
STREETTRACKS         GOLD    863307104       2,315         52,852  SH          Sole                       52,852
GOLD TR              SHS
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMA-         ADR     881624209       7,205        241,306  SH          Sole                      241,306
CEUTICAL INDS
LTD
------------------------------------------------------------------------------------------------------------------------------------
TV AZTECA SA         SPON-   901145102       7,004        681,295  SH          Sole                      681,295
DE CV                SORED
                     ADR
------------------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM      COM     913247508       7,782        805,634  SH          Sole                      805,634
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL AMERN      CL A    913377107       1,392         90,000  SH          Sole                       90,000
FINL CORP
------------------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP          COM     915289102       2,873         66,434  SH          Sole                       66,434
------------------------------------------------------------------------------------------------------------------------------------
USG CORP             COM     903293405       5,067        125,829  SH          Sole                      125,829
                     NEW
------------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE     COM     923436109      13,604        476,492  SH          Sole                      476,492
CO
------------------------------------------------------------------------------------------------------------------------------------
OPEN JT STK CO -     SPON-   68370R109       7,070        195,619  SH          Sole                      195,619
VIMPEL COMMUN        SORED
                     ADR
------------------------------------------------------------------------------------------------------------------------------------
VITALWORKS INC       COM     928483106       1,599        359,306  SH          Sole                      359,306
------------------------------------------------------------------------------------------------------------------------------------
WATSON PHARMA-       COM     942683103       6,148        187,371  SH          Sole                      187,371
CEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS    CALL    150934907         562          4,493  SH   CALL   Sole                        4,493
INC
------------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS      CALL    126667904       1,668          3,176  SH   CALL   Sole                        3,176
INC
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC        CALL    585055906         370          1,575  SH   CALL   Sole                        1,575
------------------------------------------------------------------------------------------------------------------------------------
NEKTAR THERA-        CALL    640268908       1,944          3,471  SH   CALL   Sole                        3,471
PEUTICS
------------------------------------------------------------------------------------------------------------------------------------
PROGENICS PHARMA-    CALL    743187906         972          1,314  SH   CALL   Sole                        1,314
CEUTICALS INC
------------------------------------------------------------------------------------------------------------------------------------
ST PAUL TRAVELERS    CALL    792860908         322          1,006  SH   CALL   Sole                        1,006
INC
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTI-    CALL    881624909       1,121          2,355  SH   CALL   Sole                       2,355
CALS INDS LTD
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC       PUT     589331957         249          1,105  SH   PUT    Sole                        1,105
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY:  62 DATA RECORDS                 $382,635

         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED